FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of assets and liabilities measured at fair value on a recurring basis

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Fuel Derivative Contracts	$—	$1,598	$—	$1,598
Total Assets measured at fair value on a recurring basis	$—	$1,598	$—	$1,598

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Fuel Derivative Contracts	$—	$1,174	$—	$1,174
Total Liabilities measured at fair value on a recurring basis	$—	$1,174	$—	$1,174

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Fuel Derivative Contracts	$—	$1,173	$—	$1,173
Total Liabilities measured at fair value on a recurring basis	$—	$1,173	$—	$1,173

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Fuel Derivative Contracts	$—	$2,233	$—	$2,233
Total Assets measured at fair value on a recurring basis	$—	$2,233	$—	$2,233